Business segment information - Adjustment items (Details) - USD ($) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Adjustments
Business segment information
Net operating income	$ (2,583)	$ (2,066)	$ (15,890)
Adjustments - Inventory valuation effect
Business segment information
Net operating income	(386)	(694)	531
Adjustments - Effect of changes in fair value
Business segment information
Net operating income	(948)	12	1,138	$ 202
Adjustments - Restructuring charges
Business segment information
Net operating income	(27)	(56)	(55)
Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(1,978)	(2,297)	(15,759)
Adjustments - Asset impairment and provisions charges | Russia
Business segment information
Net operating income			(14,756)
Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	1,372	2,047	1,450
Adjustments - Other items
Business segment information
Net operating income	(616)	(1,078)	(3,195)
Adjustments - Other items - revaluation of previously held interest in Total Eren
Business segment information
Net operating income		400
Adjustments - Other items - impacts of European solidarity contribution, contribution on inframarginal annuity in France and devaluation of Argentine peso
Business segment information
Net operating income		(1,500)
Adjustments - Other items - windfall taxes levied by governments
Business segment information
Net operating income			(1,700)
Adjustments - Other items - consequence of conflict in Ukraine
Business segment information
Net operating income			(1,000)
Adjustments - Other items - provisions for onerous contracts
Business segment information
Net operating income			(500)
Exploration & Production | Adjustments
Business segment information
Net operating income	(1,069)	(1,036)	(12,371)
Exploration & Production | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(982)	(926)	(11,157)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	54	431
Exploration & Production | Adjustments - Other items
Business segment information
Net operating income	(141)	(541)	(1,214)
Integrated LNG | Adjustments
Business segment information
Net operating income	(196)	(798)	(4,580)
Integrated LNG | Adjustments - Effect of changes in fair value
Business segment information
Net operating income	(84)	(547)	340
Integrated LNG | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(10)	(124)	(4,460)
Integrated LNG | Adjustments - Other items
Business segment information
Net operating income	(102)	(127)	(460)
Integrated Power | Adjustments
Business segment information
Net operating income	(2,070)	(173)	2,070
Integrated Power | Adjustments - Effect of changes in fair value
Business segment information
Net operating income	(864)	559	798
Integrated Power | Adjustments - Restructuring charges
Business segment information
Net operating income	(11)	(5)	(41)
Integrated Power | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(965)	(773)	(21)
Integrated Power | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	29		1,450
Integrated Power | Adjustments - Other items
Business segment information
Net operating income	(259)	46	(116)
Refining & Chemicals | Adjustments
Business segment information
Net operating income	(343)	(1,275)	(653)
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Net operating income	(276)	(586)	337
Refining & Chemicals | Adjustments - Restructuring charges
Business segment information
Net operating income	(6)	(51)
Refining & Chemicals | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(4)	(359)
Refining & Chemicals | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	(11)
Refining & Chemicals | Adjustments - Other items
Business segment information
Net operating income	(46)	(279)	(990)
Marketing & Services | Adjustments
Business segment information
Net operating income	1,154	1,300	6
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Net operating income	(110)	(108)	194
Marketing & Services | Adjustments - Restructuring charges
Business segment information
Net operating income	(10)		(14)
Marketing & Services | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(17)	(115)	(112)
Marketing & Services | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	1,300	1,616
Marketing & Services | Adjustments - Other items
Business segment information
Net operating income	(9)	(93)	(62)
Corporate | Adjustments
Business segment information
Net operating income	(59)	(84)	(362)
Corporate | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income			(9)
Corporate | Adjustments - Other items
Business segment information
Net operating income	$ (59)	$ (84)	$ (353)